Commitments And Contingencies (Narrative) (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Other Commitments [Line Items]
Maximum potential payment	$ 38,600,000	$ 38,300,000
Carrying amount of minimum revenue guarantees	$ 0	0	$ 0
Total lease expense		$ 2,300,000	$ 2,200,000	$ 2,300,000
Minimum [Member]
Other Commitments [Line Items]
Range of terms, in years	3 years	3 years
Maximum [Member]
Other Commitments [Line Items]
Range of terms, in years	20 years	20 years